Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.53%
Australia–6.49%
Ansell Ltd.	63,860	$1,170,948
Australia & New Zealand Banking Group Ltd.	86,239	1,386,122
Treasury Wine Estates Ltd.	74,618	640,625
Worley Ltd.	75,936	764,438
		3,962,133
Austria–1.65%
BAWAG Group AG(a)	21,691	1,004,088
Canada–2.22%
CAE, Inc.(b)	51,329	1,358,031
China–1.70%
Alibaba Group Holding Ltd., ADR(b)	11,591	1,035,888
Finland–2.57%
Metso Outotec OYJ	131,797	1,087,172
QT Group OYJ(b)	6,005	483,629
		1,570,801
France–11.45%
Airbus SE	12,541	1,356,156
Coface S.A.(b)	81,297	850,697
Thales S.A.	13,508	1,679,360
TotalEnergies SE(c)	32,893	1,677,891
Veolia Environnement S.A.	56,914	1,427,449
		6,991,553
Germany–14.60%
adidas AG	9,560	1,640,677
AIXTRON SE	22,528	577,846
Deutsche Telekom AG	48,423	916,031
Hensoldt AG	48,672	1,243,920
Infineon Technologies AG	46,268	1,256,628
Mercedes-Benz Group AG	22,819	1,335,086
SAP SE	15,846	1,468,725
TeamViewer AG(a)(b)	45,901	473,699
		8,912,612
Hong Kong–2.23%
AIA Group Ltd.	135,000	1,362,529
India–3.67%
Fairfax India Holdings Corp.(a)(b)	128,882	1,372,593
Housing Development Finance Corp. Ltd.	28,735	865,414
		2,238,007
Italy–1.49%
Ariston Holding N.V.	109,497	908,553
Japan–18.04%
Disco Corp.	1,900	461,901
FANUC Corp.	7,500	1,295,793
Hitachi Ltd.	29,500	1,496,941
Hoya Corp.	11,400	1,145,085
Shares		Value
Japan–(continued)
KDDI Corp.	23,400	$754,170
Koito Manufacturing Co. Ltd.	16,000	526,523
Nintendo Co. Ltd.	2,000	899,284
Recruit Holdings Co. Ltd.	22,100	830,057
Shin-Etsu Chemical Co. Ltd.	6,400	820,764
Sony Group Corp.	13,200	1,129,918
Toyota Motor Corp.	101,900	1,649,464
		11,009,900
Netherlands–6.32%
BE Semiconductor Industries N.V.	15,937	854,105
EXOR N.V.	14,505	1,022,356
Koninklijke Ahold Delhaize N.V.	51,397	1,416,097
OCI N.V.	16,300	566,355
		3,858,913
Singapore–2.01%
DBS Group Holdings Ltd.	53,760	1,227,915
Spain–1.64%
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(c)	902,425	1,000,737
Sweden–2.05%
SkiStar AB	34,058	528,272
SSAB AB, Class B(c)	157,566	723,680
		1,251,952
Switzerland–11.30%
ALSO Holding AG	5,456	1,010,045
Novartis AG, ADR(c)	21,615	1,855,216
Roche Holding AG	7,197	2,389,985
Swatch Group AG (The), BR	3,447	922,007
Tecan Group AG, Class R	2,021	718,770
		6,896,023
Taiwan–2.31%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,949	1,411,168
United Kingdom–7.79%
AstraZeneca PLC	12,016	1,579,502
BP PLC	366,422	1,794,812
Tate & Lyle PLC	140,763	1,380,522
		4,754,836
Total Common Stocks & Other Equity Interests (Cost $62,557,230)		60,755,639
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	123,269	123,269
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	82,180	82,180
Total Money Market Funds (Cost $205,449)		205,449
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.87% (Cost $62,762,679)		60,961,088

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.79%
Invesco Private Government Fund, 1.77%(d)(e)(f)	1,331,911	$1,331,911
Invesco Private Prime Fund, 1.89%(d)(e)(f)	3,424,913	3,424,913
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,756,831)		4,756,824
TOTAL INVESTMENTS IN SECURITIES—107.66% (Cost $67,519,510)		65,717,912
OTHER ASSETS LESS LIABILITIES–(7.66)%		(4,677,628)
NET ASSETS–100.00%		$61,040,284
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $2,850,380, which represented 4.67% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$504,450	$10,103,291	$(10,484,472)	$-	$-	$123,269	$593
Invesco Treasury Portfolio, Institutional Class	336,300	6,735,527	(6,989,647)	-	-	82,180	326
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	421,800	7,201,082	(6,290,971)	-	-	1,331,911	3,477*
Invesco Private Prime Fund	984,200	15,196,865	(12,755,777)	(7)	(368)	3,424,913	10,372*
Total	$2,246,750	$39,236,765	$(36,520,867)	$(7)	$(368)	$4,962,273	$14,768

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,962,133	$—	$3,962,133
Austria	—	1,004,088	—	1,004,088
Canada	1,358,031	—	—	1,358,031
China	1,035,888	—	—	1,035,888
Finland	—	1,570,801	—	1,570,801
France	—	6,991,553	—	6,991,553
Germany	—	8,912,612	—	8,912,612
Hong Kong	—	1,362,529	—	1,362,529
India	1,372,593	865,414	—	2,238,007
Italy	—	908,553	—	908,553
Japan	—	11,009,900	—	11,009,900
Netherlands	—	3,858,913	—	3,858,913
Singapore	—	1,227,915	—	1,227,915
Spain	—	1,000,737	—	1,000,737
Sweden	—	1,251,952	—	1,251,952
Switzerland	1,855,216	5,040,807	—	6,896,023
Taiwan	1,411,168	—	—	1,411,168
United Kingdom	—	4,754,836	—	4,754,836
Money Market Funds	205,449	4,756,824	—	4,962,273
Total Investments	$7,238,345	$58,479,567	$—	$65,717,912
Invesco International Core Equity Fund